HUMANKIND BENEFIT CORPORATION

Humankind US Stock ETF

Supplement dated July 26, 2021
to the Statement of Additional Information
dated February 19, 2021 and the Supplement Dated May 18, 2021

The Humankind US Stock ETF (the “Fund”) is making the following modifications to its Statement of Additional Information, in the section entitled “Management of the Fund”, in the table in the sub-section entitled “Officers”:

Reference to the table in the Supplement dated May 18, 2021 to Ilana Marcus as Anti-Money Laundering Compliance Officer is deleted and replaced with the following disclosure:

Name (Year of Birth)	Position(s) Held with the Company	Principal Occupations During the Past 5 Years.
Deryk Jones (1988)	Anti-Money Laundering Compliance Officer	Compliance Analyst, Northern Lights Compliance Services, LLC (2018-Present); AML Officer, Princeton Private Investments Access Fund (2019-Present).

and;

Reference to the table in the Statement of Additional Information dated February 19, 2021 to Erik Dolan as Chief Compliance Officer is deleted and replaced with the following disclosure:

Name (Year of Birth)	Position(s) Held with the Company	Principal Occupations During the Past 5 Years.
N. Lynn Bowley (1958)	Chief Compliance Officer	Senior Vice President and Senior Compliance Officer, Northern Lights Compliance Services, LLC (2007-present); Alternative Strategy Fund (2016-Present); Chief Compliance Officer, Primark Private Equity Investments Fund (2020- Present); Chief Compliance Officer, the VELA Funds; Chief Compliance Officer, Northern Lights Fund Trust (2007-2020); Chief Compliance Officer, Northern Lights Variable Trust (2017-2020); Chief Compliance Officer, The Reynolds Funds, Inc. (2007- 2016).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE